Commitments and Contingencies - Additional Information - Statoil (Details)	1 Months Ended			9 Months Ended
	Nov. 30, 2017 USD ($)	May 31, 2013 USD ($)	May 31, 2013 extension_option	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Aggregate principal amount				$ 3,122,901,000	$ 3,237,703,000
Randgrid Shuttle Tanker
Loss Contingencies [Line Items]
Estimated cost of project		$ 383,000,000
Payments made towards the commitment				372,200,000
Payments due in the remainder of 2017				$ 10,600,000
Operating lease arrangement period, lessor				3 years
Number of extension options | extension_option			12
Additional term of contract				1 year
Randgrid Shuttle Tanker | Minimum
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued				$ 0
Randgrid Shuttle Tanker | Maximum
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued				$ 15,000,000
Randgrid Shuttle Tanker | Subsequent Event
Loss Contingencies [Line Items]
Estimated claim	$ 100,000,000
Randgrid Shuttle Tanker | Long-term Debt | Long-term Debt Financing Secured in December 2015
Loss Contingencies [Line Items]
Aggregate principal amount						$ 230,000,000
Randgrid Shuttle Tanker | Subsidiaries
Loss Contingencies [Line Items]
Percentage of currently owned interest		67.00%	67.00%